Fair Value Measurements (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 9,317,819	$ 8,083,350
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,091,993	1,260,603
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	1,524,563
Collective Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,225,826	5,298,184
Level 1 and Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,091,993	2,785,166
Level 1 and Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,091,993	1,260,603
Level 1 and Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		1,524,563
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,091,993	2,785,166
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,091,993	1,260,603
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		1,524,563
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0
Net Asset Value | Collective Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 8,225,826	$ 5,298,184